Consolidated statements of cash flows - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Operating activities
Net income	€ 164,763	€ 189,608
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	462,942	394,363
Change in deferred taxes, net	(10,281)	(30,487)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	8,771	62,972
Income from equity method investees	(41,322)	(47,833)
Interest expense, net	78,679	80,737
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(385,888)	(306,943)
Inventories	(146,781)	(70,947)
Other current and non-current assets	37,024	31,658
Accounts receivable from related parties	3,710	13,802
Accounts payable to related parties	19,284	50,322
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	88,891	(155,506)
Income tax liabilities	25,723	52,590
Received dividends from investments in equity method investees	788	561
Paid interest	(81,370)	(83,579)
Received interest	14,112	14,258
Paid income taxes	(12,158)	(32,752)
Net cash provided by (used in) operating activities	226,887	162,824
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(190,066)	(145,760)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(4,665)	(6,232)
Investments in debt securities	(70)	(11,570)
Proceeds from sale of property, plant and equipment	3,076	3,465
Proceeds from divestitures, net of cash disposed	1,533	18,914
Proceeds from sale of debt securities	20,713	32,942
Net cash provided by (used in) investing activities	(169,479)	(108,241)
Financing activities
Proceeds from short-term debt from unrelated parties	126,698	92,113
Repayments of short-term debt from unrelated parties	(23,129)	(605)
Proceeds from long-term debt	46,232	14,096
Repayments of long-term debt	(9,841)	(14,388)
Repayments of lease liabilities from unrelated parties	(154,548)	(163,943)
Repayments of lease liabilities from related parties	(1,716)	(6,282)
Purchase of treasury stock	(347,331)
Distributions to noncontrolling interests	(78,246)	(64,409)
Contributions from noncontrolling interests	5,795	4,630
Net cash provided by (used in) financing activities	(436,086)	(138,788)
Effect of exchange rate changes on cash and cash equivalents	18,710	(22,434)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	(359,968)	(106,639)
Cash and cash equivalents at beginning of period	1,599,113	1,185,328	€ 1,185,328
Cash and cash equivalents at end of period	€ 1,239,145	1,078,689	€ 1,599,113
Thereof: cash and cash equivalents within the disposal groups		€ 7,401